Equity - Share premium (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 09, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Balance		$ 805,286	$ 1,198,614	$ 1,222,697
Capital Increase (Note 25a and 25b)	$ 3,200
At the end of the year		183,430	183,430	180,486
Share Premium
Disclosure of classes of share capital [line items]
Balance		183,430	180,486	180,486
Capital Increase (Note 25a and 25b)		0	2,944	0
At the end of the year		$ 183,430	$ 183,430	$ 180,486